FINANCIAL RISK MANAGEMENT (Details 11) - Interest Rate Risk [Member] S/ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/) BasisPoints	Dec. 31, 2016 PEN (S/) BasisPoints
Soles at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	50	50
Sensitivity Analysis, Net Profit	S/ 1,451	S/ 8,851
Sensitivity Analysis, economic value	S/ 354,899	S/ 285,263
Soles at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	75	75
Sensitivity Analysis, Net Profit	S/ 2,176	S/ 13,276
Sensitivity Analysis, economic value	S/ 532,348	S/ 427,895
Soles at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	100	100
Sensitivity Analysis, Net Profit	S/ 2,901	S/ 17,701
Sensitivity Analysis, economic value	S/ 709,798	S/ 570,526
Soles at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	150	150
Sensitivity Analysis, Net Profit	S/ 4,352	S/ 26,552
Sensitivity Analysis, economic value	S/ 1,064,696	S/ 855,790
US Dollar at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	50	50
Sensitivity Analysis, Net Profit	S/ 8,068	S/ 12,613
Sensitivity Analysis, economic value	S/ 129,876	S/ 146,292
US Dollar at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	75	75
Sensitivity Analysis, Net Profit	S/ 12,103	S/ 18,919
Sensitivity Analysis, economic value	S/ 194,813	S/ 219,438
US Dollar at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	100	100
Sensitivity Analysis, Net Profit	S/ 16,137	S/ 25,226
Sensitivity Analysis, economic value	S/ 259,751	S/ 292,584
US Dollar at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	150	150
Sensitivity Analysis, Net Profit	S/ 24,205	S/ 37,838
Sensitivity Analysis, economic value	S/ 389,627	S/ 438,876